Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Gold credit sales	$ 561,920	$ 652,827
Silver credit sales	489,936	320,192
Concentrate sales	83,493	79,433
Revenue from sale of silver	573,429	399,625
Palladium credit sales	45,834	43,772
Revenue From Cobalt Sales	20,482	0
Total sales revenue	$ 1,201,665	$ 1,096,224
Gold
Gold credit sales	47.00%	60.00%
Silver
Silver credit sales	41.00%	29.00%
Concentrate sales	7.00%	7.00%
Revenue from sale	48.00%	36.00%
Palladium
Palladium credit sales	4.00%	4.00%
Cobalt sales	1.00%	0.00%
Total sales revenue	100.00%	100.00%